Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Loss allowance	£ (828)	£ (1,303)
Coverage	0.30%	0.40%
Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 322,200	£ 330,600
Loss allowance	£ (900)	£ (1,400)
Coverage	0.30%	0.40%
Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 1,400
Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 73,600	£ 70,700
Coverage	0.00%	0.00%
Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 42,700	£ 43,800
Coverage	0.00%	0.00%
Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 95,100	£ 87,700
Coverage	0.00%	0.00%
Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 56,000	£ 56,100
Coverage	0.00%	0.20%
Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 17,400	£ 18,700
Coverage	1.70%	0.50%
Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 100
Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 11,500	£ 29,000
Coverage	0.90%	0.70%
Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,500	£ 8,700
Coverage	7.70%	11.50%
Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 1,000
Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 20,300	£ 17,300
Coverage	0.00%	0.00%
Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	284,500	287,500
Loss allowance	£ (900)	£ (1,300)
Coverage	0.30%	0.50%
On-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 1,300
On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	228,100	235,000
Loss allowance	£ (900)	£ (1,300)
Coverage	0.40%	0.60%
On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 177,800	£ 169,700
Loss allowance	£ (200)	£ (300)
Coverage	0.10%	0.20%
On-balance sheet | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 1,300
On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	200	300
On-balance sheet | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	50,500	43,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	213,500	212,200
Loss allowance	£ (900)	£ (1,300)
Coverage	0.40%	0.40%
On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 1,300
On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,400	2,000
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	12,700	19,600
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	500	1,200
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	5,900	9,000
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 73,500	£ 70,300
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 19,400	£ 21,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,000	£ 7,900
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 50,500	£ 43,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,000	£ 8,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,700	£ 12,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 1,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,600	£ 5,300
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 35,400	£ 35,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 33,300	£ 31,600
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 30,200	£ 24,800
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 33,000	£ 28,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 3,300
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,100	£ 3,400
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 88,100	£ 78,200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 87,900	£ 78,000
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 80,500	£ 69,300
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 85,800	£ 75,800
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 700
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,500
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 49,200	£ 47,300
Coverage	0.00%	0.20%
On-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 49,200	£ 47,200
Coverage	0.00%	0.20%
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 43,100	£ 37,600
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 48,600	£ 44,800
Coverage	0.00%	0.20%
On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 2,400
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 12,900	£ 13,600
Coverage	2.30%	0.70%
On-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 100
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 12,900	£ 13,600
Coverage	2.30%	0.70%
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 6,500	£ 5,700
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 100
On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 12,900	£ 13,600
Coverage	2.30%	0.70%
On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 100
On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 27,400
Coverage	1.00%	0.70%
On-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 27,400
Coverage	1.00%	0.70%
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,700	£ 19,900
Coverage	2.10%	0.50%
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 27,400
Coverage	1.00%	0.70%
On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,000	£ 8,200
Coverage	8.30%	11.00%
On-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 900
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,000	£ 8,200
Coverage	8.30%	11.00%
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,200	£ 4,500
Coverage	3.10%	4.40%
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 900
On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	200
On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,000	£ 8,200
Coverage	8.30%	11.00%
On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 900
On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,100	£ 8,800
Coverage	0.00%	0.00%
On-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,100	£ 8,800
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 300
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 8,900	£ 7,500
Coverage	0.00%	0.00%
On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 1,100
Coverage	0.00%	0.00%
On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	£ 200
Coverage	0.00%	0.00%
On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	37,700	43,100
Loss allowance	£ 0	£ (100)
Coverage	0.00%	0.20%
Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 400
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,300	£ 8,800
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,000	£ 9,500
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,800	£ 8,800
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,500	£ 5,100
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 1,600
Coverage	0.00%	0.00%
Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 500
Coverage	0.00%	20.00%
Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets		£ 100
Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 8,500
Coverage	0.00%	0.00%
Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	165,100	157,800
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	50,500	43,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	194,900	193,300
Loss allowance	£ (100)	£ (200)
Coverage	0.10%	0.10%
Stage 1 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Stage 1 | On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,400	2,000
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	12,700	19,600
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	500	1,200
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	5,900	9,000
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,000	£ 7,900
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 50,500	£ 43,500
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,000	£ 8,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,700	£ 12,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 1,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,600	£ 5,300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 30,000	£ 24,800
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 32,200	£ 28,100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 3,300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,100	£ 3,400
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 79,200	£ 69,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 84,300	£ 75,400
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 700
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,500
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 40,200	£ 36,200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 45,500	£ 43,300
Coverage	0.00%	0.20%
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 2,400
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	£ 4,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,100	£ 10,900
Coverage	1.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,600	£ 15,000
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,000	£ 19,400
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 600
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 1,100
Coverage	0.00%	9.10%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 8,300	£ 7,300
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 1,100
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	£ 200
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | On-balance sheet | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | On-balance sheet | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	36,100	41,800
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 400
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,000	£ 8,800
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,700	£ 9,500
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,600	£ 8,600
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,300	£ 4,700
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 1,100
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 10,200	£ 8,500
Coverage	0.00%	0.00%
Stage 1 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	11,000	10,200
Loss allowance	£ (100)	£ (200)
Coverage	0.90%	2.00%
Stage 2 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Stage 2 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	16,100	16,600
Loss allowance	£ (400)	£ (500)
Coverage	2.50%	3.00%
Stage 2 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 500
Stage 2 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 100
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 300
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	£ 400
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 2,900	£ 1,400
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 1,500
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 2,300	£ 1,700
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,800	£ 2,700
Coverage	7.10%	3.70%
Stage 2 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 4,900
Coverage	3.20%	2.00%
Stage 2 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,200	£ 8,000
Coverage	1.90%	2.50%
Stage 2 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 2,100
Coverage	0.00%	4.80%
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,800	£ 4,200
Coverage	3.60%	4.80%
Stage 2 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Stage 2 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
Stage 2 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,500	1,200
Loss allowance	£ 0	£ (100)
Coverage	0.00%	8.30%
Stage 2 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 400
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 500
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	50.00%
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets		£ 100
Stage 2 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,700
Loss allowance	£ (100)	£ (100)
Coverage	5.90%	5.90%
Stage 3 | On-balance sheet | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	2,500	2,300
Loss allowance	£ (400)	£ (600)
Coverage	16.00%	26.10%
Stage 3 | On-balance sheet | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 600
Stage 3 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,800	£ 1,800
Coverage	5.60%	5.60%
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,600	£ 2,900
Coverage	15.40%	20.70%
Stage 3 | On-balance sheet | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 600
Stage 3 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 0
Coverage	0.00%	0.00%
Stage 3 | On-balance sheet | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	100	100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0